COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2024
Cost of sales [Abstract]
Schedule of cost of sales

	Gold		Copper		Other[4]		Total
For the years ended December 31	2024	2023	2024	2023	2024	2023	2024	2023
Site operating cost[1,2,3]	$5,146	$5,015	$389	$401	$—	$—	$5,535	$5,416
Depreciation[1]	1,641	1,756	245	259	29	28	1,915	2,043
Royalty expense	405	371	67	62	—	—	472	433
Community relations	34	36	5	4	—	—	39	40
Total	$7,226	$7,178	$706	$726	$29	$28	$7,961	$7,932
[1]Site operating costs and depreciation include charges to reduce the cost of inventory to net realizable value of $48 million (2023: $68 million). Refer to note 17.
[2]Site operating costs includes the costs of extracting by-products.
[3]Includes employee costs of $1,664 million (2023: $1,579 million).
[4]Other includes corporate amortization